FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The Company’s financial instruments are exposed to certain financial risks, which include currency risk, credit risk, liquidity risk and interest rate risk.
The Company has classified its financial instruments as follows:

As at	March 31, 2023	March 31, 2022
	$	$
Financial assets, measured at fair value:
Cash	16,633	53,641
Investments	—	242
Financial assets, measured at amortized cost:
Accounts receivable	42	28
Financial liabilities, measured at fair value:
Contingent consideration payable	—	2,646
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	5,663	5,262
The carrying value of the Company’s financial instruments approximate their fair value.
Fair value Hierarchy of Financial Instruments
The Company has categorized its financial instruments that are carried at fair value, based on the priority of the inputs to the valuation techniques used to measure fair value, into a three-level fair value hierarchy as follows:
Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities classified as Level 1 generally included cash.
Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, valuation that is based on significant observable inputs, or inputs that are derived principally from or corroborated with observable market data through correlation or other means. Currently, the Company has no financial instruments that would be classified as Level 2.
Level 3: Fair value is based on valuation techniques that require one or more significant inputs that are not based on observable market inputs. These unobservable inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. The investments and the contingent liabilities are classified as Level 3.
There were no transfers between levels of the fair value hierarchy for the year ended March 31, 2023.
The following table presents the changes in level 3 financial instruments for the for the years ended March 31, 2023 and March 31, 2022:

$
Balance as at March 31, 2021	—
Additions	250
Interest income	21
Change in fair value of investments measured at fair value through profit or loss	(29)
Balance as at March 31, 2022	242
Interest income	18
Change in fair value of investments measured at fair value through profit or loss	(260)
Balance as at March 31, 2023	—
Financial risk management
Credit risk
Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash is exposed to credit risk. The Company reduces its credit risk on cash by placing these instruments with institutions of high credit worthiness. As at March 31, 2023, the Company’s maximum exposure to credit risk is the carrying value of its financial assets.
Liquidity risk
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. The Company manages liquidity by maintaining adequate cash balances to meet liabilities as they become due.
As at March 31, 2023, the Company had cash of $16,633 (March 31, 2022 - $53,641) in order to meet current liabilities. Accounts payable and accrued liabilities include trade payables and other obligations of $5,663 (March 31, 2022 - $5,262), all amounts are due within the next 12 months.
Market risk
The significant market risks to which the Company is exposed are interest rate risk and currency risk.
Interest rate risk
Interest rate risk is the risk that the fair value or the future cash flows of a financial instrument will fluctuate because of changes in market interest rate. In seeking to minimize the risks from interest rate fluctuations, the Company manages exposure through its normal operating and financing activities. As at March 31, 2023, the Company has determined its exposure to interest rate risk is minimal.
Currency risk
The Company is exposed to currency risk to the extent that monetary operational expenses are denominated in both CAD and USD while functional currency of CAD in used for reporting. The Company has not entered into any foreign currency contracts to mitigate this risk.
At March 31, 2023, the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against CAD:

Denominated in:	US$000’s	GBP 000’s	EUR 000’s
Cash	646	616	762
Accounts payable and accrued liabilities	(162)	(82)	(597)
	484	534	165
Foreign currency rate	1.3533	1.6726	1.4708
Equivalent in Canadian dollars	$655	$893	$243
Impact of 10% change in foreign currency rate	$66	$89	$24
Based on the above net exposures as at March 31, 2023, and assuming that all other variables remain constant, a 10% change of the USD, GBP and EUR, against the CAD would impact net loss by approximately by $179.